Interest and investment income, net - Summary of Interest and Investment Income, Net (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Interest and investment income, net
Unrealized investment (loss)/income of short-term investments	¥ 72,933,526	$ 10,429,356	¥ 125,179,719	¥ (202,012,339)
Realized investment income of short-term investments	793,211,793	113,427,777	191,828,265	300,705,577
Unrealized investment income/(loss) of long-term investments	(6,218,420)	(889,222)	(131,604,073)	645,974,321
Realized investment loss of long-term investments				(659,477,110)
Investment income of structured deposits	18,943,295	2,708,855	49,039,769	59,394,774
Interest income, net	111,498,396	15,944,059	145,618,456	110,747,398
Total	¥ 990,368,590	$ 141,620,825	¥ 380,062,136	¥ 255,332,621